Employee Benefit Plans (Pension and Postretirement Plans) (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 26, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Document Fiscal Year Focus		2019
Other		$ (93)	$ 105	$ (116)
Beginning Balance, Plan Assets		35,253
Ending Balance, Plan Assets		39,689	35,253
Noncurrent liability					$ 3,502	$ 4,018
Payment for Pension Benefits		118	147	2,112
Impact of change in estimation of NPPC		(525)	(393)	(158)
Current year actuarial gain (loss)		(543)	(1,819)	241
Current year prior service cost/credit		6	22	(2)
Amortization of prior service credit		228	344	529
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Benefit Obligation		810	767
Service Cost		2	2	2
Interest cost		31	26	29
Actuarial loss (gain)		(11)	(52)
Total benefits paid		69	70
Defined Benefit Plan, Benefit Obligation, Business Combination		0	186
Plan amendments	$ (43)	0	(43)
Other		2	(6)
Ending Balance, Benefit Obligation		765	810	767
Beginning Balance, Plan Assets		20	0
Employer Contributions		69	69
Benefits Paid		69	70
Defined Benefit Plan, Plan Assets, Business Combination		0	20
Other		0	1
Ending Balance, Plan Assets		20	20	0
Benefit obligations		810	810	767	765	810
Funded status of plan					(745)	(790)
Current liability					47	61
Noncurrent liability					698	729
Net amount recognized					(745)	(790)
Net actuarial gain (loss)					181	184
Prior service credit					(4)	(47)
Net amount recognized					(185)	$ (231)
Expected return on plan assets		(1)	0	0
Amortization of prior service credit		(42)	(6)	(1)
Recognized actuarial net (gain) loss - in net periodic cost		(12)	(10)	(9)
Impact of change in estimation of NPPC		(22)	$ 12	$ 21
Current year actuarial gain (loss)		10
Amortization of actuarial loss (gain)		(12)
Amortization of prior service credit		(42)
Other		2
Total recognized in other comprehensive loss		46
Net recognized in net periodic pension cost and other comprehensive loss		$ 24
Net actuarial (loss)/gain					13
Prior service credit					$ (3)
Discount rate, benefit obligation					3.00%	4.10%
Discount rate, net cost		4.00%	3.40%	3.80%
Health care cost trend rate assumed for next year					6.50%	7.00%
Rate that the cost trend rate gradually declines to					5.00%	5.00%
Year that the rate reaches the rate it is assumed to remain at		2026	2026
Expected return on plan assets, net cost		7.00%	7.00%
Effect on total service and interest cost - increase		$ 1
Effect on postretirement benefit obligation - increase		25
Effect on total service and interest cost - decrease		1
Effect on postretirement benefit obligation - decrease		22
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Benefit Obligation		37,795	$ 36,999
Service Cost		359	372	$ 374
Interest cost		1,340	1,117	1,120
Actuarial loss (gain)		4,651	(2,048)
Total benefits paid		2,174	1,932
Net settlement, curtailment, and special termination benefits		267	38
Defined Benefit Plan, Benefit Obligation, Business Combination		(6)	3,694
Plan amendments		6	65
Other		127	(434)
Ending Balance, Benefit Obligation		41,831	37,795	36,999
Beginning Balance, Plan Assets		35,253	35,689
Actual return on plan assets		6,311	(1,667)
Employer Contributions		207	238
Benefits Paid		2,174	1,932
Defined Benefit Plan, Plan Assets, Business Combination			3,355
Settlements		54	38
Other		156	(392)
Ending Balance, Plan Assets		39,689	35,253	35,689
Benefit obligations		41,831	36,999	36,999	$ 41,831	$ 37,795
Funded status of plan					(2,142)	(2,542)
Noncurrent assets					617	686
Current liability					88	88
Noncurrent liability					2,671	3,140
Net amount recognized					(2,142)	(2,542)
Net actuarial gain (loss)					(8,910)	(8,606)
Prior service credit					203	139
Net amount recognized					9,113	$ 8,745
Expected return on plan assets		2,430	2,255	2,215
Amortization of prior service credit		17	(41)	(36)
Recognized actuarial net (gain) loss - in net periodic cost		265	401	575
Impact of change in estimation of NPPC		(503)	(405)	(179)
Net settlement and curtailment gain (loss)		54	$ (1)	$ (3)
Current year actuarial gain (loss)		(553)
Amortization of actuarial loss (gain)		265
Current year prior service cost/credit		6
Amortization of prior service credit		17
Net settlement and curtailment loss		57
Other		34
Total recognized in other comprehensive loss		368
Net recognized in net periodic pension cost and other comprehensive loss		$ (135)
Net actuarial (loss)/gain					(371)
Prior service credit					51
Total amount to be amortized from AOCI to NPPC					$ 422
Salary scale, benefit obligation					4.20%	4.20%
Expected return on plan assets, benefit obligation					0.00%	0.00%
Salary scale, net cost		4.20%	4.20%	4.10%
Expected return on plan assets, net cost		6.70%	6.80%	7.30%
Fair value of plan assets					$ 36,530	$ 22,803
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Projected Benefit Obligation					39,680	28,591
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Accumulated Benefit Obligation					39,178	27,968
Defined Benefit Plan, Pension Plan with Projected Benefit Obligation in Excess of Plan Assets, Plan Assets					$ 36,921	$ 25,362
Defined Benefit Plan, Plan Assets, Divestiture		$ 10
Pension Plan [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss (gain)		(425)
Impact of change in estimation of NPPC		39
Net settlement and curtailment gain (loss)		$ 98
PBO [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, benefit obligation					3.00%	4.00%
Discount rate, net cost		3.90%	3.40%	3.80%
Interest cost [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, benefit obligation					0.00%	0.00%
Discount rate, net cost		3.60%	3.00%	3.30%
Service cost [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, benefit obligation					0.00%	0.00%
Discount rate, net cost		3.60%	3.30%	3.60%
Rockwell Collins [Member] | Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, liability, pension projected benefit obligation	186
Business combination, recognized identifiable assets acquired and liabilities assumed, asset, pension plan assets	20
Rockwell Collins [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, liability, pension projected benefit obligation	3,700
Business combination, recognized identifiable assets acquired and liabilities assumed, asset, pension plan assets	$ 3,400